Business Combinations (Tables)	12 Months Ended
Dec. 31, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Business Combination, Recognized Asset Acquired and Liability Assumed
The following summarizes the purchase price allocation of the acquisition of Admetricks:

Fair Value
Total consideration paid	$4,095
Add: Deferred payment	340
Total consideration	$4,435

Identifiable assets acquired, net of liabilities
Cash and cash equivalents	$262
Accounts receivable	381
Other current assets	25
Property and equipment	18
Developed Technology (1)	311
Customer relationships (2)	570
Brand name (3)	352
Goodwill (4)	3,291
Trade and other payables	(92)
Deferred revenue	(531)
Deferred tax liabilities, net	(152)
Total identifiable assets acquired, net of liabilities	$4,435
(1) In assessing the value of the technology, the Company used an income approach. The technology’s economic useful life was estimated at approximately 2 years and is amortized using the straight-line method.
(2) In assessing the value of the customer relationships, the Company used an income approach. The economic useful life of the customer relationships was estimated at approximately 6 years and is amortized using the straight-line method.
(3) In assessing the value of the brand name, the Company used an income approach. The brand name’s economic useful life was estimated at approximately 4 years and is amortized using the straight-line method.
(4) The goodwill is primarily attributable to expected synergies and knowledge base resulting from the acquisition. The goodwill is not deductible for tax purposes.
The following summarizes the purchase price allocation of the acquisition of 42matters:

Fair Value
Total consideration	$12,780

Cash and cash equivalents	$1,199
Accounts receivable	597
Other current assets	94
Developed Technology (1)	927
Customer relationships (2)	2,684
Brand name (3)	810
Goodwill (4)	9,111
Trade and other payables	(572)
Deferred revenue	(1,594)
Deferred tax liabilities, net	(476)
Total identifiable assets acquired, net of liabilities	$12,780
(1) In assessing the value of the technology, the Company used an income approach. The technology’s economic useful life was estimated at approximately 2 years and is amortized using the straight-line method.
(2) In assessing the value of the customer relationships, the Company used an income approach. The economic useful life of the customer relationships was estimated at approximately 5 years and is amortized using the straight-line method.
(3) In assessing the value of the brand name, the Company used an income approach. The brand name’s economic useful life was estimated at approximately 3 years and is amortized using the straight-line method.
(4) The goodwill is primarily attributable to expected synergies and knowledge base resulting from the acquisition. The Company estimates that the goodwill is not deductible for tax purposes.
The following summarizes the purchase price allocation of the acquisition of Signal Insights:

Fair Value
Total consideration	$1,734

Cash and cash equivalents	$220
Accounts receivable	162
Other current assets	8
Developed Technology (1)	277
Customer relationships (2)	493
Goodwill (3)	1,116
Trade and other payables	(23)
Deferred revenue	(311)
Deferred tax liabilities, net	(208)
Total identifiable assets acquired, net of liabilities	$1,734
(1) In assessing the value of the technology, the Company used an income approach. The technology’s economic useful life was estimated at approximately 2 years and is amortized using the straight-line method.
(2) In assessing the value of the customer relationships, the Company used an income approach. The economic useful life of the customer relationships was estimated at approximately 5 years and is amortized using the straight-line method.
(3) The goodwill is primarily attributable to expected synergies and knowledge base resulting from the acquisition. The Company estimates that the goodwill is not deductible for tax purposes.
The following summarizes the purchase price allocation of the acquisition of The Search Monitor:

Fair Value
Total consideration paid	$7,719
Add: Contingent consideration	822
Total consideration	$8,541

Cash and cash equivalents	$183
Accounts receivable	626
Other current assets	22
Developed Technology (1)	927
Customer relationships (2)	1,017
Brand name (3)	729
Goodwill (4)	6,466
Trade and other payables	(117)
Deferred revenue	(590)
Deferred tax liabilities, net	(722)
Total identifiable assets acquired, net of liabilities	$8,541
(1) In assessing the value of the technology, the Company used an income approach. The technology’s economic useful life was estimated at approximately 2 years and is amortized using the straight-line method.
(2) In assessing the value of the customer relationships, the Company used an income approach. The economic useful life of the customer relationships was estimated at approximately 5 years and is amortized using the straight-line method.
(3) In assessing the value of the brand name, the Company used an income approach. The brand name’s economic useful life was estimated at approximately 3 years and is amortized using the straight-line method.
(4) The goodwill is primarily attributable to expected synergies and knowledge base resulting from the acquisition. The Company estimates that the goodwill is not deductible for tax purposes.
The following summarizes the preliminary purchase price allocation of the acquisition of Wincher:

Fair Value
Total consideration	$7,119

Cash and cash equivalents	$722
Accounts receivable	9
Other current assets	44
Property and equipment	5
Developed Technology (1)	278
Customer relationships (2)	967
Goodwill (3)	5,963
Trade and other payables	(248)
Deferred revenue	(364)
Deferred tax liabilities, net	(257)
Total identifiable assets acquired, net of liabilities	$7,119
(1) In assessing the value of the technology, the Company used an income approach. The technology’s economic useful life was estimated at approximately 2 years and is amortized using the straight-line method.
(2) In assessing the value of the customer relationships, the Company used an income approach. The economic useful life of the customer relationships was estimated at approximately 5 years and is amortized using the straight-line method.
(3) The goodwill is primarily attributable to expected synergies and knowledge base resulting from the acquisition. The Company estimates that the goodwill is not deductible for tax purposes.